UNTIED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

Invesco Dynamic Credit Opportunities Fund

1555 Peachtree Street, N.E.

Atlanta, Georgia 30309

under the

Investment Company Act of 1940

Investment Company Act File No. 811-22043

_________________

1.Title of the class of securities of Invesco Dynamic Credit Opportunities Fund (the "Fund") to be redeemed:

Series W-7 Variable Rate Demand Preferred Shares, liquidation preference $100,000 per share (CUSIP 46132R 708) (the "Shares").

2.The date on which the securities are to be called or redeemed: June 17, 2020

3.The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Shares are to be redeemed pursuant to Section 10(a) of Part I of the Fund's Statement of Preferences.

4.The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund will redeem 250 of its outstanding Shares having an aggregate principal amount of $25,000,000.

The number of Shares being redeemed will be allocated pro rata among the holders of Shares in proportion to the number of Shares.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 3rd day of June, 2020.

INVESCO DYNAMIC CREDIT

OPPORTUNITIES FUND

By: /s/ Jeffrey H. Kupor

Name: Jeffrey H. Kupor

Title: Senior Vice President, Chief Legal

Officer and Secretary

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